Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions

Note 4. Related Parties

Related Party Debt

Feelux Bonds

On September 15, 2018, the Company issued $10.0 million of bonds to Feelux Co., Ltd., the parent company of Car-Tcellkor, Inc. (“Car-Tcellkor”) (see below), the only holder of Class A member units (the “Feelux Bonds”). The bonds bear interest at 1% per annum, compounded annually, and were due on October 30, 2021.

In connection with the issuance of the Feelux Bonds, the Company issued 6,666,666 equity-classified warrants to purchase member units at a price of $1.50 per unit, which expired on June 30, 2023. The fair value of the warrants to purchase member units of $6.4 million was estimated using the option pricing framework on the issuance date. The Company’s assumptions included (a) its expected stock volatility of 82.0% based on the historical volatility of a publicly traded set of peer companies, (b) the contractual term of five years, (c) the risk-free interest rate of 2.9% based on the U.S. Treasury yield curve in effect at the time of grant of the award for a five-year contractual term and (d) no expected dividends.

The $10.0 million of proceeds from the Feelux Bonds were allocated to the bonds and warrants using the relative fair value method resulting in a debt discount for the relative fair value of the warrants of $4.5 million that was amortized to interest expense over the term of the Feelux Bonds using the effective interest method using an effective interest rate of 21.0%.

As of March 31, 2025 and December 31, 2024, the Feelux Bonds have a carrying amount of $10.0 million and are included in short-term debt, related parties in the unaudited condensed balance sheets. As of March 31, 2025 and December 31, 2024, the related accrued interest of the Feelux Bonds was $0.7 million and $0.6 million, respectively, and is included in accrued interest, related parties in the unaudited condensed balance sheets. For the three months ended March 31, 2025 and 2024, the Company recorded less than $0.1 million, respectively, of interest expense in the unaudited condensed statements of operations for the Feelux Bonds. The debt discount was fully amortized prior to the year ended December 31, 2021 (see Note 5).

See Note 5 for discussion related to bonds which have passed their maturity dates.

Car-Tcellkor Loan

On May 18, 2019, the Company borrowed $0.8 million from its parent at the time of the loan, Car- Tcellkor (the “Car-Tcellkor Loan”). The Car-Tcellkor Loan does not bear interest and was due on March 18, 2020. In November 2022, the maturity date was extended to May 18, 2023. As of March 31, 2025 and December 31, 2024, the Car-Tcellkor Loan of $0.8 million is recorded in short-term debt, related parties in the unaudited condensed balance sheets (see Note 5).

See Note 5 for discussion related to notes which have passed their maturity dates.

Valetudo Loans

On December 1, 2022, the Company borrowed $0.7 million from Valetudo Therapeutics LLC (“Valetudo”), a related party of the Company due to having common executives, in conjunction with the repayment of $0.7 million of membership interest from a member (see Note 6) (the “Valetudo Loan”). The Valetudo Loan bears no interest and was due on June 1, 2023.

In June 2023, the Company borrowed an additional $0.3 million and $0.2 million (the “Valetudo June 2023 Loans”). The Valetudo June 2023 Loans bear no interest and were due in December 2023.

In July 2023, the Company borrowed an additional $0.3 million (the “Valetudo July 2023 Loan”). The Valetudo July 2023 Loan bears interest at 6% per annum and was due on January 9, 2024.

In August 2023, the Company borrowed an additional $0.3 million and $0.2 million (the “Valetudo August 2023 Loans”). The Valetudo August 2023 Loans each bear interest at 6% interest per annum and were due on January 31, 2024 and February 2, 2024, respectively.

In November 2023, the Company borrowed an additional $0.2 million (the “Valetudo November 2023 Loan”). The Valetudo November 2023 Loan bears interest at 6% per annum and was due on January 26, 2024.

In January 2024, the Company borrowed an additional $0.6 million and $0.2 million (the “Valetudo January 2024 Loans”). The Valetudo January 2024 Loans each bear interest at 6% per annum and were due on February 28, 2024.

As of March 31, 2025 and 2024, the loans from Valetudo of $2.8 million are recorded in short-term debt, related parties in the unaudited condensed balance sheets (see Note 5). As of March 31, 2025 and December 31, 2024, the related accrued interest of the loans from Valetudo was $0.1 million, respectively, and is included in accrued interest, related parties in the unaudited condensed balance sheets. For the three months ended March 31, 2025 and 2024, interest expense related to the Valetudo loans was less than $0.1 million, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Ewon Loans

On December 12, 2022, the Company borrowed $5.0 million from Ewon Comfortech Co., Ltd. (“Ewon”), a member and related party of the Company (the “Ewon Loan”). The Ewon Loan bears interest at 2% per annum and was due on December 12, 2023, which may be extended one year upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. The Ewon Loan has an option to purchase $5.0 million of preferred membership interest in the Company for repayment at the closing of the Iris Business Combination. In February 2023, the Company repaid $1.0 million of the short-term loan. In March 2023, the Company repaid an additional $2.0 million of the loan.

On September 10, 2023, the Company entered into a loan agreement to borrow $0.2 million from Ewon (“Ewon September 2023 Loan”). The Ewon September 2023 Loan bears interest of 2% per annum and was due on September 9, 2024, which may be extended one year upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. The Ewon September 2023 Loan has the option to purchase $0.2 million of preferred membership interest in the Company for repayment at the closing of the Iris Business Combination.

On December 19, 2023, the Company and Ewon entered into an additional loan agreement and the Company borrowed $1.0 million (the “Ewon December 2023 Loan”). The Ewon December 2023 Loan bears no interest.

As of March 31, 2025 and December 31, 2024, the balance of $3.2 million of the Ewon loans is recorded in short-term debt, related parties in the unaudited condensed balance sheets (see Note 5). As of March 31, 2025 and December 31, 2024, the related accrued interest of the loans from Ewon was $0.1 million, respectively, and is included in accrued interest, related parties in the unaudited condensed balance sheets. For the three months ended March 31, 2025 and 2024, interest expense related to the Ewon loans was approximately $0.1 million, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Prophase Loans

On September 7, 2023, the Company entered into a short-term loan agreement with Prophase Sciences LLC (“Prophase”), a related party of the Company (the “Prophase Loan”). The loan stipulates that $0.1 million would be loaned immediately, and an additional $0.2 million would be loaned within a month from the date of the loan agreement. The Prophase Loan bears no interest and is payable by the first anniversary of the month of the loan agreement. The Company repaid the $0.1 million on September 12, 2023.

On December 11, 2023, the Company borrowed an additional $0.2 million from Prophase. The loan bears no interest and was due on or before December 21, 2024 or upon failure to close the Iris Business Combination. The Company repaid the $0.2 million on December 21, 2023.

On February 26, 2024, the Company borrowed an additional $0.2 million from Prophase (the “Prophase February 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties.

On March 6, 2024, the Company borrowed an additional $0.3 million from Prophase (the “Prophase March 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties.

On April 1, 2024, the Company borrowed an additional $0.3 million from Prophase (the “Prophase April 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties.

In May 2024, the Company borrowed an additional $0.8 million from Prophase (the “Prophase May 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $0.8 million Prophase May 2024 Loans, $0.3 million was due on June 1, 2024 and $0.5 million was due on July 1, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties.

In July 2024, the Company borrowed an additional $83,000 from Prophase (the “Prophase July 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $83,000 Prophase July 2024 Loans, $30,000 was due on September 14, 2024, $3,000 was due on September 24, 2024 and $50,000 was due on September 29, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties.

In August 2024, the Company borrowed an additional $50,000 from Prophase (the “Prophase August 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $50,000 Prophase August 2024 Loans, $30,000 was due on October 12, 2024 and $20,000 was due on October 13, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties.

In February of 2025, the Company borrowed an additional $0.2 million from Prophase (the “Prophase February 2025 Loan”). The Prophase February 2025 Loan bears interest at 6% per annum and is due on April 11, 2025, which may be extended upon mutual agreement of the parties.

In March of 2025, the Company borrowed $0.2 million from Prophase (the “Prophase March 2025 Loan”). The Prophase March 2025 Loan bears interest at 6% per annum and is due on June 6, 2025, which may be extended upon mutual agreement of the parties.

As of March 31, 2025 and December 31, 2024, the balance of the Prophase loans is $2.0 million and $1.6 million, respectively. As of March 31, 2025 and December 31, 2024, the related accrued interest of the loans from Prophase was $0.1 million, respectively, and is included in accrued interest, related parties in the unaudited condensed balance sheets. For the three months ended March 31, 2025 and 2024, interest expense related to the Prophase Loans was less than $0.1 million, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Hana Loans

On August 1, 2024, the Company borrowed $0.9 million from Hana Immunotherapeutics, LLC (“Hana”), a related party of the Company due to having common executives (the “Hana Loans”). The Hana Loans bear interest at 6% per annum and were due on September 30, 2024 and October 26, 2024, which may be extended upon mutual agreement of the parties.

As of March 31, 2025 and December 31, 2024, the balance of the Hana Loans is $0.9 million, respectively. As of March 31, 2025 and December 31, 2024, the related accrued interest of the loans from Hana was less than $0.1 million, respectively, and is included in accrued interest, related parties in the unaudited condensed balance sheets. For the three months ended March 31, 2025 and 2024, interest expense related to the Hana Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Amantes Loans

On November 1, 2024, the Company borrowed $0.4 million from Amantes LLC (“Amantes”), a related party of the Company due to having common executives, pursuant to a loan agreement between the Company and Amantes (the “Amantes Loan”). On November 27, 2024, the Company borrowed an additional $0.3 million from Amantes (the “Additional Amantes Loan”) (together with the Amantes Loan, the “Amantes November 2024 Loans”). The Amantes November 2024 Loans bear interest at 6% per annum and are due on January 1, 2025.

On January 2, 2025 and January 23, 2025, the Company borrowed a total of $0.3 million from Amantes, pursuant to loan agreements between the Company and Amantes (the “Amantes January 2025 Loans”). The Amantes January 2025 Loans bear interest at 6% per annum and are due on March 1, 2025 and March 22, 2025, respectively, which may be extended upon mutual agreement of the parties.

As of March 31, 2025 and December 31, 2024, the balance of the Amantes Loans is $1.0 million and $0.7 million, respectively. As of March 31, 2025 and December 31, 2024, the related accrued interest of the loans from Amantes was less than $0.1 million, respectively, and is included in accrued interest, related parties in the unaudited condensed balance sheets. For the three months ended March 31, 2025 and 2024, interest expense related to the Amantes Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Due to Related Party

As of March 31, 2025 and December 31, 2024, the Company has $0.2 million due to the CEO of the Company for compensation under his employment agreement.

Viral Gene

As of March 31, 2025 and December 31, 2024, the Company has $0.1 million due from Viral Gene included in due from related party in the unaudited condensed balance sheets for a loan to Viral Gene and expenses paid on behalf of Viral Gene. The Company’s CEO is also the CEO of Viral Gene. The loan does not bear any interest.

Note 4. Related Parties Related Party Debt

Feelux Bonds

On September 15, 2018, the Company issued $10.0 million of bonds to Feelux Co., Ltd., the parent company of Car-Tcellkor, Inc. (“Car-Tcellkor”), the only holder of Class A member units (the “Feelux Bonds”). The bonds bear interest at 1% per annum, compounded annually, and were due on October 30, 2021.

In connection with the issuance of the Feelux Bonds, the Company issued 6,666,666 equity-classified warrants to purchase member units at a price of $1.50 per unit, which expired on June 30, 2023. The fair value of the warrants to purchase member units of $6.4 million was estimated using the option pricing framework on the issuance date. The Company’s assumptions included (a) its expected stock volatility of 82.0% based on the historical volatility of a publicly traded set of peer companies, (b) the contractual term of five years, (c) the risk-free interest rate of 2.9% based on the U.S. Treasury yield curve in effect at the time of grant of the award for a five-year contractual term and (d) no expected dividends.

The $10.0 million of proceeds from the Feelux Bonds were allocated to the bonds and warrants using the relative fair value method resulting in a debt discount for the relative fair value of the warrants of $4.5 million that was amortized to interest expense over the term of the Feelux Bonds using the effective interest method using an effective interest rate of 21.0%.

As of December 31, 2024 and 2023, the Feelux Bonds have a carrying amount of $10.0 million and are included in short-term debt, related parties in the balance sheets. As of December 31, 2024 and 2023, the related accrued interest of the Feelux Bonds was $0.6 million and $0.5 million, respectively, and is included in accrued interest, related parties in the balance sheets. For the years ended December 31, 2024 and 2023, the Company recorded approximately $0.1 million, respectively, of interest expense in the statements of operations for the Feelux Bonds. The debt discount was fully amortized prior to the year ended December 31, 2021 (see Note 5).

Car-Tcellkor Loan

On May 18, 2019, the Company borrowed $0.8 million from its parent at the time of the loan, Car- Tcellkor (the “Car-Tcellkor Loan”). The Car-Tcellkor Loan does not bear interest and was due on March 18, 2020. In November 2022, the maturity date was extended to May 18, 2023. As of December 31, 2024 and December 31, 2023, the Car-Tcellkor Loan of $0.8 million is recorded in short-term debt, related parties in the balance sheets (see Note 5).

See Note 5 for discussion related to notes which have passed their maturity dates.

Valetudo Loans

On December 1, 2022, the Company borrowed $0.7 million from Valetudo Therapeutics LLC (“Valetudo”), a related party of the Company due to having common executives, in conjunction with the repayment of $0.7 million of membership interest from a member (see Note 6) (the “Valetudo Loan”). The Valetudo Loan bears no interest and was due on June 1, 2023. In June 2023, the Company borrowed an additional $0.3 million and $0.2 million (“Valetudo June 2023 Loans”). The Valetudo June 2023 Loans bear no interest and were due in December 2023. In July 2023, the Company borrowed an additional $0.3 million (“Valetudo July 2023 Loan”). The Valetudo July 2023 Loan bears interest at 6% per annum and was due on January 9, 2024. In August 2023, the Company borrowed an additional $0.3 million and $0.2 million (“Valetudo August 2023 Loans”). The Valetudo August 2023 Loans each bear interest at 6%

interest per annum and were due on January 31, 2024 and February 2, 2024, respectively. In November 2023, the Company borrowed an additional $0.2 million (“Valetudo November 2023 Loan”). The Valetudo November 2023 Loan bears interest at 6% per annum and was due on January 26, 2024. In January 2024, the Company borrowed an additional $0.6 million and $0.2 million (Valetudo January 2024 Loans”). The Valetudo January 2024 Loans each bear interest at 6% per annum and were due on February 28, 2024, which could be extended to the second anniversary upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. As of December 31, 2024 and 2023, the loans from Valetudo of $2.8 million and $2.1 million are recorded in short-term debt, related parties in the balance sheets, respectively (see Note 5). For the years ended December 31, 2024 and 2023, interest expense related to the Valetudo loans was approximately $0.1 million and less than $0.1 million, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Ewon Loans

On December 12, 2022, the Company borrowed $5.0 million from Ewon Comfortech Co., Ltd. (“Ewon”), a member and related party of the Company (the “Ewon Loan”). The Ewon Loan bears interest at 2% per annum and was due on December 12, 2023, which may be extended one year upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. The Ewon Loan has an option to purchase $5.0 million of preferred membership interest in the Company for repayment at the closing of the Iris Business Combination. In February 2023, the Company repaid $1.0 million of the short-term loan. In March 2023, the Company repaid an additional $2.0 million of the loan. On September 10, 2023, the Company entered into a loan agreement to borrow $0.2 million from Ewon (“Ewon September 2023 Loan”). The Ewon September 2023 Loan bears interest of 2% per annum and was due on September 9, 2024, which may be extended one year upon mutual agreement of the parties, or upon failure to close the Iris Business Combination. The Ewon September 2023 Loan has the option to purchase $0.2 million of preferred membership interest in the Company for repayment at the closing of the Iris Business Combination. On December 19, 2023, the Company and Ewon entered into an additional loan agreement and the Company borrowed $1.0 million (the “Ewon December 2023 Loan”). The Ewon December 2023 Loan bears no interest. As of December 31, 2024 and 2023, the balance of $3.2 million of the Ewon loans is recorded in short-term debt, related parties in the balance sheets (see Note 5). For both years ended December 31, 2024 and 2023, interest expense related to the Ewon loans was approximately $0.1 million.

See Note 5 for discussion related to notes which have passed their maturity dates.

Prophase Loans

On September 7, 2023, the Company entered into a short-term loan agreement with Prophase Sciences LLC (“Prophase”), a related party of the Company (the “Prophase Loan”). The loan stipulates that $0.1 million would be loaned immediately, and an additional $0.2 million would be loaned within a month from the date of the loan agreement. The Prophase Loan bears no interest and is payable by the first anniversary of the month of the loan agreement. The Company repaid the $0.1 million on September 12, 2023. On December 11, 2023, the Company borrowed an additional $0.2 million from Prophase. The loan bears no interest and was due on or before December 21, 2024 or upon failure to close the Iris Business Combination. The Company repaid the $0.2 million on December 21, 2023. On February 26, 2024, the Company borrowed an additional $0.2 million from Prophase (the “Prophase February 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties. On March 6, 2024, the Company borrowed an additional $0.3 million from Prophase (the “Prophase March 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties. On April 1, 2024, the Company borrowed an additional $0.3 million from Prophase (the “Prophase April 2024 Loan”). The loan bears 6% interest per annum and was due on June 1, 2024, which may be extended to the second anniversary upon mutual agreement of the parties. In May 2024, the Company borrowed an additional $0.8 million from Prophase (the “Prophase May 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $0.8 million Prophase May 2024 Loans, $0.3 million was due on June 1, 2024 and $0.5 million was due on July 1, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties. In July 2024, the Company borrowed an additional $83,000 from Prophase (the “Prophase July 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $83,000 Prophase July 2024 Loans, $30,000 was due on September 14, 2024, $3,000 was due on September 24, 2024 and $50,000 was due on September 29, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties. In August 2024, the Company borrowed an additional $50,000 from Prophase (the “Prophase August 2024 Loans”). The loans bear 6% interest per annum. Of the aggregate $50,000 Prophase August 2024 Loans, $30,000 was due on October 12, 2024 and $20,000 was due on October 13, 2024, all of which may be extended to the second anniversary upon mutual agreement of the parties. As of December 31, 2024 and 2023, the balance of the Prophase loans is

$1.6 million and $0. For the years ended December 31, 2024 and 2023, interest expense related to the Prophase Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Hana Loans

On August 1, 2024, the Company borrowed $0.9 million from Hana Immunotherapeutics, LLC (“Hana”), a related party of the Company due to having common executives (the “Hana Loans”). The Hana Loans bear interest at 6% per annum and were due on September 30, 2024 and October 26, 2024, which may be extended upon mutual agreement of the parties. As of December 31, 2024 and 2023, the balance of the Hana Loans is $0.9 million and $0, respectively. For the years ended December 31, 2024 and 2023, interest expense related to the Hana Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Amantes Loans

On November 1, 2024, the Company borrowed $0.4 million from Amantes LLC (“Amantes”), a related party of the Company due to having common executives, pursuant to a loan agreement between the Company and Amantes (the “Amantes Loan”). On November 27, 2024, the Company borrowed an additional $0.3 million from Amantes (the “Additional Amantes Loan”) (together with the Amantes Loan, the “Amantes November 2024 Loans”). The Amantes November 2024 Loans bear interest at 6% per annum and are due on January 1, 2025. As of December 31, 2024 and 2023, the balance of the Amantes November 2024 Loans is $0.7 million and $0, respectively. For the years ended December 31, 2024 and 2023, interest expense related to the Amantes November 2024 Loans was less than $0.1 million and $0, respectively.

See Note 5 for discussion related to notes which have passed their maturity dates.

Due to Related Party

As of December 31, 2024 and 2023, the Company has $0.2 million due to the CEO of the Company for compensation under his employment agreement.

Viral Gene

As of December 31, 2024 and 2023, the Company has $0.1 million due from Viral Gene included in due from related party in the balance sheets for a loan to Viral Gene and expense paid on behalf of Viral Gene. The Company’s CEO is also the CEO of Viral Gene. The loan does not bear any interest.

Iris
Related Party Transactions

Note 5. Related Party Transactions

Founder Shares

In December 2020, the Sponsor paid $25,000, or approximately $0.004 per share, to cover certain offering costs in consideration for 5,750,000 Class B common stock, par value $0.0001 (the “Founder Shares”). In February 2021, the Company effected a stock dividend of 0.2 shares for each share of Class B common stock outstanding, resulting in the Sponsor holding an aggregate of 6,900,000 Founder Shares (up to an aggregate of 900,000 of which were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised). As a result of the underwriters’ election to fully exercise their over-allotment option, the 900,000 shares were no longer subject to forfeiture.

On September 20, 2023, the Sponsor converted all of its Class B common stock on a one-for-one basis into Class A common stock. The Sponsor will not have any redemption rights in connection with the Converted Shares, and the Converted Shares will be subject to the restrictions on transfer entered into by the Sponsor in connection with the IPO.

The Sponsor has agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of its stockholders having the right to exchange their Class A common stock for cash, securities or other property (the “lock-up”). Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lock-up.

Promissory Note — Related Party

On May 27, 2022, the Sponsor agreed to loan the Company up to $300,000 for working capital purposes. These loans are non-interest bearing, unsecured and are due on demand. As of March 31, 2025 and December 31, 2024, the outstanding note is due on demand.

On October 10, 2022, the Company issued an unsecured promissory note in the aggregate principal amount up to $550,000 to Iris Acquisition Holdings LLC, the Company’s Sponsor. Pursuant to the Note, the Sponsor agreed to loan to the Company an aggregate amount up to $550,000 payable on demand. The Note does not bear interest. In the event that the Company does not consummate a business combination, the Note will be repaid only from amounts remaining outside of the Company’s trust account, if any. The proceeds of the Note will be used by the Company for working capital purposes. As of March 31, 2025 and December 31, 2024, the Company’s outstanding balance was $540,000 under this loan.

On December 20, 2022, the Company issued an unsecured promissory note in the aggregate principal amount up to $750,000 to the Company’s Sponsor. Pursuant to the Note, the Sponsor agreed to loan to the Company an aggregate amount up to $750,000, which was due the earlier of six months or the consummation of a business combination. As of March 31, 2025 and December 31, 2024, the Note is due and payable on demand. The Note does not bear interest. Upon the closing of a business combination, the Company shall pay an amount equal to 150% of the principal amount. In the event that the Company does not consummate a business combination, the Note will be repaid only from amounts remaining outside of the Company’s trust account, if any. The proceeds of the Note will be used by the Company for working capital purposes. As of March 31, 2025 and December 31, 2024, the Company’s outstanding balance was $613,720 under this loan.

In accordance with ASC 815, the premium for the 150% of the principal upon a business combination was determined to be an embedded feature that is bifurcated from the notes and is recorded as derivative liability. Management used a probability weighted expected return model to estimate the fair value of the redemption features at issuance of the promissory note – related party and as of March 31, 2025 and December 31, 2024. As of March 31, 2025 and December 31, 2024, the fair value of the derivative liability was $0. The Company recorded a decrease in fair value of the derivative liability of $0 and $2,202 for the three months ended March 31, 2025 and three months ended March 31, 2024, respectively. At issuance the debt discount for derivative liability was $104,428. As of March 31, 2025 and December 31, 2024, the debt discount for derivative liability was $0. For the three months ended March 31, 2025 and March 31, 2024, the Company recorded accretion of the debt discount of $0 and $1,339, respectively, which is included in interest expense on the accompanying unaudited condensed statements of operations.

In March 2023, during the United States banking crisis, the Company held cash in FRB and transferred $120,000 to the Sponsor to avoid delays in receiving funds from the bank in the event of collapse. In June 2023, this amount was still held by the Sponsor and used as a repayment of the outstanding principal balance.

On March 13, 2024, the December 2022 unsecured promissory note with the Sponsor was amended and restated to eliminate the 150% that would have been due upon the closing of a business combination.

At March 31, 2025 and December 31, 2024, the total balance outstanding on the promissory notes - related party amounted to $1,453,720.

Related Party Loans

In addition, to fund working capital deficiencies or finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required on a non-interest bearing basis (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans, but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to 1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Warrants. As of March 31, 2025 and December 31, 2024, the Company had no borrowings under the Working Capital Loans.

In addition, in order to fund the extension payments, the Sponsor or its designees has agreed to loan to the Company the lesser of: (x) $50,000 and (y) $0.035 per month for each public share that is not redeemed (the “Extension Payments Loan”). During March 2024, the agreed Extension Payments Loan payments were updated to the lesser of: (x) $30,000 and (y) $0.06 per month for each public share that is not redeemed. During September 2024, the agreed Extension Payments Loan payments were updated to the lesser of: (x) $17,000 and (y) $0.06 per month for each public share that is not redeemed. The Extension Payments Loan will only be made on a month-to-month basis at the end of every month and until the consummation of the business combination transaction. The amount of the Extension Payments Loan will not bear interest and will be repayable by the Company to the Sponsor or its designees upon consummation of an initial business combination, in cash, at the option of the Sponsor. As of March 31, 2025 and December 31, 2024, the Company had $192,083 and $160,677, respectively, recorded as Extension deposits due from Sponsor on the accompanying unaudited condensed balance sheet for unfunded extension payments from the Sponsor that were funded by the Company.

On July 24, 2024, Hana Immunotherapeutics, LLC, an affiliate of Chris Kim, the Chief Executive Officer of Liminatus, agreed to loan Gaius Investment Partners (“Gaius”), the buyer of the managing member of the Company’s Sponsor, Columbass Limited (“Columbass”), approximately $1.216 million to facilitate Gaius’ acquisition of Columbass. As a result of the Acquisition, the former managing member, Columbass Limited, resigned as managing member of the Sponsor on October 30, 2024, and Iris Equity Holdings LLC was appointed as managing member of the Sponsor.

Administrative Support Agreement

On March 11, 2024, the Company entered into an administrative support agreement (the “Agreement”) with Arrow Capital Management LLC (“Arrow”). Pursuant to the Agreement, Arrow will provide certain office space, utilities and secretarial and administrative support (the “Services”) to the Company. In exchange for the Services, the Company will pay to Arrow $10,000 per month, beginning January 1, 2024, and continuing until the earlier of the consummation by the Company of an initial business combination or the Company’s liquidation.

On August 30, 2024, the Company amended the Agreement with Arrow. In exchange for the Services mentioned above, the Company will pay to Arrow $30,000 per month, beginning September 1, 2024, and continuing until the earlier of the consummation by the Company of an initial business combination or the Company’s liquidation.

For the three months ended March 31, 2025, the Company incurred $90,000 for the administrative support agreement, which is included in formation and operating costs on the unaudited condensed statements of operations. For the three months ended March 31, 2024, the Company incurred $30,000 for the administrative support agreement, which is included in formation and operating costs on the unaudited condensed statements of operations.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In December 2020, the Sponsor paid $25,000, or approximately $0.004 per share, to cover certain offering costs in consideration for 5,750,000 Class B common stock, par value $0.0001 (the “Founder Shares”). In February 2021, the Company effected a stock dividend of 0.2 shares for each share of Class B common stock outstanding, resulting in the Sponsor holding an aggregate of 6,900,000 Founder Shares (up to an aggregate of 900,000 of which were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised). All shares and associated amounts have been retroactively restated to reflect the stock dividend. As a result of the underwriters’ election to fully exercise their over-allotment option, the 900,000 shares were no longer subject to forfeiture.

In March 2023, unpaid fees amounting to $475, related to reimbursements due to sponsor, have been recorded under accrued expenses.

On September 25, 2023, the Sponsor converted all of its Class B common stock on a one-for-one basis into Class A common stock (the “Converted Shares”). The Sponsor will not have any redemption rights in connection with the Converted Shares, and the Converted Shares will be subject to the restrictions on transfer entered into by the Sponsor in connection with the IPO.

The Sponsor has agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of its stockholders having the right to exchange their Class A common stock for cash, securities or other property (the “lock-up”). Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lock-up.

Promissory Notes - Related Party

On May 27, 2022, the Sponsor agreed to loan the Company up to $300,000 for working capital purposes. These loans are non-interest bearing, unsecured and are due on demand. As of December 31, 2024 and December 31, 2023, the outstanding note is due on demand.

On October 10, 2022, the Company issued an unsecured promissory note in the aggregate principal amount up to $550,000 to Iris Acquisition Holdings LLC, the Company’s Sponsor. Pursuant to the Note, the Sponsor agreed to loan to the Company an aggregate amount up to $550,000 payable on demand. The Note does not bear interest. In the event that the Company does not consummate a business combination, the Note will be repaid only from amounts remaining outside of the Trust Account, if any. The proceeds of the Note will be used by the Company for working capital purposes. As of December 31, 2024 and December 31, 2023, the Company’s outstanding balance was $540,000 under this loan.

On December 20, 2022, the Company issued an unsecured promissory note in the aggregate principal amount up to $750,000 to the Company’s Sponsor. Pursuant to the Note, the Sponsor agreed to loan to the Company an aggregate amount up to $750,000, which was due the earlier of six months or the consummation of a business combination. As of December 31, 2024 and December 31, 2023, the Note is due and payable on demand. The Note does not bear interest. Upon the closing of a business combination, the Company shall pay an amount equal to 150% of the principal amount. In the event that the Company does not consummate a business combination, the Note will be repaid only from amounts remaining outside of the Trust Account, if any. The proceeds of the Note will be used by the Company for working capital purposes. As of December 31, 2024 and December 31, 2023, the Company’s outstanding balance was $613,720 under this loan. For the years ended December 31, 2024 and December 31, 2023, $28,463 and $120,515 of the total $613,720 outstanding balance was used for extension payments to the Trust Account, and the remaining balance was advanced for working capital purposes.

In accordance with ASC 815, the premium for the 150% of the principal upon a business combination was determined to be an embedded feature that is bifurcated from the notes and is recorded as derivative liability. Management used a probability weighted expected return model to estimate the fair value of the redemption features at issuance of the promissory note – related party and as of December 31, 2024 and December 31, 2023. As of December 31, 2024 and December 31, 2023, the fair value of the derivative liability was $0 and $2,202, respectively. The Company recorded a decrease in fair value of the derivative liability of $2,202 and $102,226 for the years ended December 31, 2024 and December 31, 2023, respectively. At issuance, the debt discount for derivative liability was $104,428. As of December 31, 2024 and December 31, 2023, the debt discount for derivative liability was $0 and $1,339, respectively. For the years ended December 31, 2024 and December 31, 2023, the Company recorded accretion of the debt discount of $1,339 and $103,089, respectively, which is included in interest expense - related party on the accompanying statements of operations.

In March 2023, during the United States banking crisis, the Company held cash in First Republic Bank and transferred $120,000 to the Sponsor to avoid delays in receiving funds from the bank in the event of collapse. In June 2023, this amount was still held by the Sponsor and used as a repayment of the outstanding principal balance.

On March 13, 2024, the December 2022 unsecured promissory note with the Sponsor was amended and restated to eliminate the 150% that would have been due upon the closing of a business combination.

At December 31, 2024 and December 31, 2023, the total balance outstanding on the promissory notes - related party amounted to $1,453,720 and $1,452,381, respectively, which are net of the debt discount of $0 and a $1,339, respectively.

Related Party Loans

In addition, in order to fund working capital deficiencies or finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required on a non-interest bearing basis (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company will repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans, but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Warrants. During the year ended December 31, 2023, the Company obtained proceeds of $400,000 from the Sponsor to use for the payment of vendors. Before these proceeds were disbursed to vendors,

Management decided to repay the outstanding balance in full. As of December 31, 2024 and December 31, 2023, the Company had no borrowings under the Working Capital Loans.

In addition, in order to fund the extension payments, the Sponsor or its designees has agreed to loan to the Company the lesser of: (x) $50,000 and (y) $0.035 per month for each public share that is not redeemed (the “Extension Payments Loan”). During March 2024, the agreed Extension Payments Loan payments were updated to the lesser of: (x) $30,000 and (y) $0.06 per month for each public share that is not redeemed. During September 2024, the agreed Extension Payments Loan payments were updated to the lesser of: (x) $17,000 and (y) $0.06 per month for each public share that is not redeemed. The Extension Payments Loan will only be made on a month-to-month basis at the end of every month and until the consummation of the business combination transaction. The amount of the Extension Payments Loan will not bear interest and will be repayable by the Company to the Sponsor or its designees upon consummation of an initial business combination, in cash, at the option of the Sponsor. As of December 31, 2024, the Company had $160,677 recorded as Extension deposits due from Sponsor on the accompanying balance sheet for unfunded extension payments from the Sponsor that were funded by the Company.

On July 24, 2024, Hana Immunotherapeutics, LLC, an affiliate of Chris Kim, the Chief Executive Officer of Liminatus, agreed to loan Gaius Investment Partners (“Gaius”), the buyer of the managing member of the Company’s Sponsor, Columbass Limited (“Columbass”), approximately $1.216 million to facilitate Gaius’ acquisition of Columbass. As a result of the Acquisition, the former managing member, Columbass Limited, resigned as managing member of the Sponsor on October 30, 2024, and Iris Equity Holdings LLC was appointed as managing member of the Sponsor.

Advances due from Sponsor

The Company accounts for advances due from the Sponsor as a contra equity balance unless payment has been received subsequent to period end. As of December 31, 2024 and December 31, 2023, the Company has $160,677 and $0 of extension deposit advances due from the Sponsor.

Administrative Support Agreement

On March 11, 2024, the Company entered into an administrative support agreement (the “Agreement”) with Arrow Capital Management LLC (“Arrow”). Pursuant to the Agreement, Arrow will provide certain office space, utilities and secretarial and administrative support (the “Services”) to the Company. In exchange for the Services, the Company will pay to Arrow $10,000 per month, beginning January 1, 2024, and continuing until the earlier of the consummation by the Company of an initial business combination or the Company’s liquidation.

On August 30, 2024, the Company amended the Agreement with Arrow. In exchange for the Services mentioned above, the Company will pay to Arrow $30,000 per month, beginning September 1, 2024, and continuing until the earlier of the consummation by the Company of an initial business combination or the Company’s liquidation.

For the year ended December 31, 2024, the Company incurred $200,000 for the administrative support agreement, which is included in formation and operating costs on the statements of operations.